Share-based Payments	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based Payments
14. SHARE-BASED PAYMENTS
The Company has two share-based compensation plans under which awards may be granted to employees, namely, the Share Option Scheme and the Share Award Scheme. The maximum aggregate number of ordinary shares that are authorized to be issued under the Share Option Scheme and Share Award Scheme is 209,750,000 and 215,376,304, respectively. Both plans have a contractual term of ten years. The share-based awards are accounted for as equity awards and generally vest over a period from two to five years.
Share Option Scheme
A summary of the activity under the Share Option Scheme is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, December 31, 2019	129,852,000	0.07	0.37	7.32
Granted	12,387,915	0.07
Forfeited	(5,696,000)	0.07
Expired	(788,000)	0.07
Exercised	(48,996,540)	0.07

Outstanding, December 31, 2020	86,759,375	0.07	0.54	7.12	2.83

Vested and expected to vest at December 31, 2020	86,759,375	0.07	0.54	7.12	2.83

Exercisable at December 31, 2020	36,603,460	0.07	0.27	5.64	2.83

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2020 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2018, 2019 and 2020 were RMB nil, RMB308,665 and RMB906,120 (US$138,869).
The total weighted average grant-date fair value of the share-based awards granted during the years ended December 31, 2018, 2019 and 2020 were US$0.58, US$0.65 and US$1.16 per option, respectively. The aggregate fair value of the share-based awards vested during the years ended December 31, 2018, 2019 and 2020 were RMB43,115, RMB36,060 and RMB44,135 (US$ 6,764), respectively.
As of December 31, 2020, there was RMB127,048 (US$19,471) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 1.54 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.
Share Award Scheme
A summary of the activity for the restricted shares issued under the Share Award Scheme is stated below:

	Number of shares	Weighted-average grant date fair value
		US$
Outstanding, December 31, 2019	53,296,176	0.70
Granted	25,300,000	0.78
Vested	(21,470,416)	0.65
Forfeited	(3,523,200)	0.76

Outstanding, December 31, 2020	53,602,560	0.76

Expected to vest at December 31, 2020	53,602,560	0.76

No restricted share was granted during the year ended December 31, 2018. The total weighted average grant-date fair value of the share-based awards granted during the years ended December 31, 2019 and 2020 were US$0.74 and US$0.78 per share, respectively. The aggregate fair value of the share-based awards vested during the years ended December 31, 2019 and 2020 were RMB19,580 and RMB91,683 (US$14,051), respectively.
As of December 31, 2020, there was RMB132,797 (US$20,352) of total unrecognized share-based compensation expenses related to unvested share-based awards which are expected to be recognized over a weighted-average period of 1.67 years. The fair value of the restricted shares is the fair value of the Company’s ordinary shares at their respective grant dates, which was determined with the assistance of an independent third party valuer prior to the completion of the IPO and based on the price of the Company’s publicly traded shares after completion of the IPO. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.
A summary of the activity for the options issued under the Share Award Scheme is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant- date fair value	Weighted- average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, December 31, 2019	19,556,800	0.87	0.30	9.93
Granted	19,200,000	0.77
Forfeited	(1,148,800)	0.87
Exercised	(416,160)	0.87

Outstanding, December 31, 2020	37,191,840	0.82	0.31	9.00	2.09

Vested and expected to vest at December 31, 2020	37,191,840	0.82	0.31	9.00	2.09

Exercisable at December 31, 2020	7,376,800	0.76	0.30	9.05	2.15

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2020 and the option’s respective exercise price. No option was granted, exercised and outstanding during the year ended December 31, 2018 and no option was exercised during the year ended December 31, 2019. Total intrinsic value of options exercised for the year ended

December 31,
2020 was RMB3,230 (US$495).

The total weighted average grant-date fair value of the share-based awards granted during the years ended December 31, 2019 and 2020 were US$0.30 and US$0.31 per option, respectively. The aggregate fair value of the share-based awards vested during the years ended December 31, 2019 and 2020 were RMB nil and RMB15,981 (US$2,449), respectively.
As of December 31, 2020, there was RMB32,416 (US$4,968) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 1.78 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.
Fair value of share options
The fair value of share options was determined using the binomial tree model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the exercise multiple. For expected volatility, the Company has made reference to historical volatility of several comparable companies. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. “Employee Stock Option Exercises: An Empirical Analysis.” Journal of Accounting and Economics, vol. 21, no. 1
(February):5-43,
which are widely adopted by valuers as authoritative guidance on expected exercise multiples. For the employee exit rate, which represents the annual turnover rate of employees leaving services, the Group uses the historical employee exiting data to have an estimate of that input. The risk-free rate for the period within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. Prior to the completion of the IPO, the estimated fair values of the ordinary shares, at the option grant dates, was determined with the assistance from an independent third-party appraiser. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. Subsequent to the completion of the IPO, fair value of the ordinary shares is the price of the Company’s publicly traded shares.
The assumptions used to estimate the fair value of the share options granted are as follows:

	For the year ended December 31
	2018	2019	2020
Risk-free rate	1.98%-2.10%	1.58%-1.80%		0.66%-1.84%
Expected volatility range	42.40%-43.00%	37.40%-37.90%		37.3%-37.8%
Exercise multiple	2.20	2.20-2.80		2.20-2.80
Fair market value per ordinary share as at valuation dates	US$ 0.63- US$ 0.68	US$ 0.72-US$0.76	US$	0.76-US$1.94
The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	3,565	8,509	10,614	1,627
Selling and marketing expenses	5,889	37,808	62,270	9,543
General and administrative expenses	11,167	31,988	169,101	25,916
Research and development expenses	26,320	42,974	88,129	13,506

	46,941	121,279	330,114	50,592